Summary of Significant Accounting Policies - Principles of consolidation (Details) - AUD ($) $ in Millions		1 Months Ended
	Jun. 15, 2022	Feb. 29, 2024	Jun. 30, 2022
SiliconAurora
Disclosure of joint ventures [line items]
Percentage of shares acquired in joint venture	50.00%		50.00%
Mabanaft
Disclosure of joint ventures [line items]
Funding agreement		$ 40